SHORT-TERM BOND PAYABLE (Details) $ in Thousands	Dec. 31, 2019 USD ($)	Oct. 29, 2019 CNY (¥)	Oct. 29, 2019 USD ($)
Short-term Debt [Line Items]
Short term bond payable	$ 102,779
364 days RMB denominated bond
Short-term Debt [Line Items]
Short term bond payable		¥ 720,000	$ 102,009
Stated interest rate, as a percent		4.80%	4.80%
Debt issuance cost			$ 528
Investment in shares pledged as collateral for bond			$ 23,418